SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 25, 2015	Feb. 28, 2015	Jan. 16, 2015 charter	Apr. 30, 2015	Feb. 16, 2015	Jan. 08, 2015	Jan. 20, 2015	Feb. 06, 2015
Subsequent events:
Proceeds from sale of equipment	$ 0	$ 0	$ 40,000
Subsequent event
Subsequent events:
Dividend declared (USD per share)				$ 0.45
Required hire rate					75.00%
Gimi Conversion | Subsequent event
Subsequent events:
Number of LNG Carriers									1
NLNG | Subsequent event
Subsequent events:
Number of time charters received						2
Duration of charter						12 months
NLNG | Subsequent event | LNG Carrier
Subsequent events:
Payments to acquire equipment							20,000,000
Golar Viking | Subsequent event | LNG Carrier
Subsequent events:
Proceeds from sale of equipment								135,000,000
Convertible Bond Repurchase Program | Convertible debt | Subsequent event
Subsequent events:
Bond repurchase authorized amount (up to)											50,000,000
Golar LNG Partners
Subsequent events:
Proceeds from dividends	34,100,000	32,700,000
Golar LNG Partners | Subsequent event
Subsequent events:
Cash distribution per share (USD per share)					0.56
Proceeds from dividends					12,600,000
Golar LNG Partners | Affiliated Entity | Subsequent event
Subsequent events:
Sale of common units (in shares)									7,170,000
Sale of common units price per share (USD per share)									$ 29.90
Golar LNG Partners | Affiliated Entity | Loan Receivable from Related Party | Subsequent event
Subsequent events:
Related party transaction, term										2 years
Golar LNG Partners | Golar Eskimo | Affiliated Entity | Subsequent event
Subsequent events:
Consideration received on sale of subsidiary										390,000,000
Debt assumed and other purchase price adjustments, net of consideration received										162,800,000
Proceeds from sale of subsidiary										7,200,000
Golar LNG Partners | Golar Eskimo | Affiliated Entity | Loan Receivable from Related Party | Subsequent event
Subsequent events:
Proceeds from sale of subsidiary										220,000,000
Golar LNG Partners | LIBOR | Affiliated Entity | Loan Receivable from Related Party | Subsequent event
Subsequent events:
Related party transaction, rate										2.84%